OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive (loss) Income
The components of other comprehensive (loss) income, included in stockholders’ equity are as follows during the years ended December 31:

	2013	2012
	(In Thousands)
Net unrealized holding (loss) gain on available-for-sale securities	$(4,108)	$736
Reclassification adjustment for realized gains in net income	(109)	(113)
Other comprehensive (loss) income before income tax effect	(4,217)	623
Income tax expense (expense)	1,434	(212)
Other comprehensive (loss) income, net of tax	$(2,783)	$411

Accumulated Other Comprehensive Income
At December 31, 2013 and 2012, the components of accumulated other comprehensive income, included in stockholders’ equity, are as follows:

	2013	2012
	(In Thousands)
Net unrealized (loss) gain on securities available-for-sale, net of tax	$(1,655)	$1,128
Total accumulated other comprehensive (loss) income	$(1,655)	$1,128